Business combinations - Disclosure Of Fair Value Of Certain Assets Acquired and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024	Apr. 01, 2024
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	$ 44,114		$ 79,464
Trade and other receivables	64,499		205,952
Inventoried supplies and prepaid expenses	4,225		25,841
Property and equipment	29,960		590,083
Right-of-use assets	37,775		116,837
Intangible assets	140,111		254,394
Other assets	7,596		3,093
Trade and other payables	(11,004)		(127,005)
Income tax receivable	(1,601)		4,839
Employee benefits			(194)
Provisions			(87,716)
Other non-current liabilities			(213)
Long-term debt			(314,670)
Lease liabilities	(37,775)		(116,837)
Deferred tax liabilities	(35,771)		(127,590)
Total identifiable net assets	242,129		506,278
Total consideration transferred	343,871		1,040,980
Goodwill	101,742		534,702
Cash	245,373		1,037,427
Total consideration transferred	$ 343,871		1,040,980
Daseke
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents			46,242
Trade and other receivables			173,389
Inventoried supplies and prepaid expenses			20,997
Property and equipment			523,892
Right-of-use assets			107,676
Intangible assets			202,290
Other assets			3,093
Trade and other payables			(102,133)
Income tax receivable			5,663
Employee benefits			(194)
Provisions			(87,716)
Other non-current liabilities			(213)
Long-term debt			(314,670)
Lease liabilities			(107,676)
Deferred tax liabilities			(112,979)
Total identifiable net assets			357,661
Total consideration transferred			816,958
Goodwill			459,297
Cash			816,958
Total consideration transferred			816,958	$ 817,000
Provisional Fair Value Included in the Interim Financial Statements [Member] | Daseke
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents			46,242
Trade and other receivables			173,389
Inventoried supplies and prepaid expenses			20,997
Property and equipment			523,892
Right-of-use assets			107,676
Intangible assets			202,290
Other assets			3,093
Trade and other payables			(102,133)
Income tax receivable			8,669
Employee benefits			(194)
Provisions			(57,923)
Other non-current liabilities			(213)
Long-term debt			(314,670)
Lease liabilities			(107,676)
Deferred tax liabilities			(125,796)
Total identifiable net assets			377,643
Total consideration transferred			816,958
Goodwill			439,315
Cash			816,958
Total consideration transferred			$ 816,958
Measurement Period Adjustment [Member] | Daseke
Disclosure of detailed information about business combination [line items]
Income tax receivable		$ (3,006)
Provisions		(29,793)
Deferred tax liabilities		12,817
Total identifiable net assets		(19,982)
Goodwill		19,982
Reassessed Fair Value [Member] | Daseke
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents		46,242
Trade and other receivables		173,389
Inventoried supplies and prepaid expenses		20,997
Property and equipment		523,892
Right-of-use assets		107,676
Intangible assets		202,290
Other assets		3,093
Trade and other payables		(102,133)
Income tax receivable		5,663
Employee benefits		(194)
Provisions		(87,716)
Other non-current liabilities		(213)
Long-term debt		(314,670)
Lease liabilities		(107,676)
Deferred tax liabilities		(112,979)
Total identifiable net assets		357,661
Total consideration transferred		816,958
Goodwill		459,297
Cash		816,958
Total consideration transferred		$ 816,958